Income and expenses - Depreciation and Amortization charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Depreciation and amortization charges, operating allowances and write-downs
Amortization of intangible assets (Note 8)	$ 7,305	$ 9,312		$ 8,440
Depreciation of property, plant and equipment (Note 9)	112,824	104,532		89,924
Other write-downs and reversals	65	(7)		2,038
Depreciation and amortization charges, operating allowances and write-downs	120,194	113,837	[1]	100,402	[1]
Accumulated impairment
Depreciation and amortization charges, operating allowances and write-downs
Change in impairment losses on uncollectible trade receivables (Note 10)	$ 2,517	$ 3,190		$ 1,784

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.